1. Summary of Significant Accounting Policies: Restricted Cash (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
RESTRICTED CASH	$ 4,676,830	[1]	$ 5,568,529	[1]

[1]	Note 1.